DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2022
Derivative Financial Instruments
DERIVATIVE FINANCIAL INSTRUMENTS

7)	DERIVATIVE FINANCIAL INSTRUMENTS

The Company enters into transactions involving derivative financial instruments with a number of customers for the purpose of mitigating their overall risk exposure as well as managing risk exposure. The derivative financial instruments most often used are highly-liquid instruments traded on the futures market (B3).

(i)	Swap contracts

Foreign currency and interest rate swaps are agreements to exchange one set of cash flows for another and result in an economic exchange of foreign currencies or interest rates (for example fixed or variable) or in combinations (i.e., foreign currency and interest rate swaps). There is no exchange of the principal except in certain foreign currency swaps. The Company’s foreign currency risk reflects the potential cost of replacing swap contracts and whether the counterparties fail to comply with their obligations. This risk is continually monitored in relation to the current fair value, the proportion of the notional value of the contracts and the market liquidity. The Company, to control the level of credit risk assumed, evaluates the counterparties of the contracts using the same techniques used in its loan operations.

(ii)	Foreign exchange options

Foreign exchange options are contracts according to which the seller (option issuer) gives to the buyer (option holder) the right, but not the obligation, to buy (call option) or sell (put option) on a certain date or during a certain period, a specific value in foreign currency. The seller receives from the buyer a premium for assuming the exchange or interest-rate risk. The options can be arranged between the Company and a customer. The Company is exposed to credit risk only on purchased options and only for the carrying amount, which is the fair market value.

(iii)	Foreign currency and interest rate futures

Foreign currency and interest rate futures are contractual obligations for the payment or receipt of a net amount based on changes in foreign exchange and interest rates or the purchase or sale of a financial instrument on a future date at a specific price, established by an organized financial market. The credit risk is minimal, since the future contracts are guaranteed in cash or securities and changes in the value of the contracts are settled on a daily basis. Contracts with a forward rate are interest-rate futures operations traded individually which require settlement of the difference between the contracted rate and the current market rate over the value of the principal to be paid in cash at a future date.

(iv)	Forward transactions

A forward operation is a contract of purchase or sale, at a fixed price, for settlement on a certain date. Because it is a futures market, in which the purchase of the share will only be made on the date of maturity, a margin deposit is necessary to guarantee the contract. This margin can be in cash or in securities. The value of the margin varies during the contract according to the variation of the share involved in the operation, to the changes of volatility and liquidity, besides the possible additional margins that the broker could request.

The breakdown of the notional and/or contractual values and the fair value of derivatives held for trading by the Company is as follows:

	R$ thousands
	On December 31, 2022					On December 31, 2021
	Notional value	Net notional value (3)	Amortized cost	Fair value adjustment	Fair value	Notional value	Net notional value (3)	Amortized cost	Fair value adjustment	Fair value
Futures contracts						-
Purchase commitments:	114,376,165	-	-	-	-	99,213,654		-	-	-
- Interbank market	89,694,759	-	-	-	-	61,640,819	-	-	-	-
- Foreign currency	13,512,369	-	-	-	-	31,449,101	-	-	-	-
- Other	11,169,037	3,622,411	-	-	-	6,123,734	2,234,955	-	-	-
Sale commitments:	207,516,974		-	-	-	186,188,569		-	-	-
- Interbank market (1)	157,246,540	67,551,781	-	-	-	131,650,443	70,009,624	-	-	-
- Foreign currency (2)	42,723,808	29,211,439	-	-	-	50,649,347	19,200,246	-	-	-
- Other	7,546,626	-	-	-	-	3,888,779	-	-	-	-

Option contracts
Purchase commitments:	279,394,344		1,793,886	176,424	1,970,310	277,559,369		1,304,697	473,982	1,778,679
- Interbank market	257,221,828	8,445,913	1,132,138	(119)	1,132,019	250,565,454	8,112,967	748,111	(264)	747,847
- Foreign currency	6,590,716	-	75,499	(16,251)	59,248	3,442,347	-	151,280	(51,642)	99,638
- Other	15,581,800	356,823	586,249	192,794	779,043	23,551,568	-	405,306	525,888	931,194
Sale commitments:	270,847,005		(1,100,416)	259,216	(841,200)	270,271,972		(943,666)	(148,378)	(1,092,044)
- Interbank market	248,775,915	-	(122,879)	-	(122,879)	242,452,487	-	(96,655)	45	(96,610)
- Foreign currency	6,846,113	255,397	(85,634)	48,655	(36,979)	3,986,437	544,090	(172,612)	115,438	(57,174)
- Other	15,224,977	-	(891,903)	210,561	(681,342)	23,833,048	281,480	(674,399)	(263,861)	(938,260)

Forward contracts
Purchase commitments:	30,418,892		(775,900)	(2,423)	(778,323)	32,430,997		303,733	(5,263)	298,470
- Foreign currency	30,224,123	5,541,862	(773,873)	-	(773,873)	31,622,823	4,716,522	231,503	(826)	230,677
- Other	194,769	-	(2,027)	(2,423)	(4,450)	808,174	-	72,230	(4,437)	67,793
Sale commitments:	28,105,417		942,362	(21,228)	921,134	30,185,980		1,876,674	(38,817)	1,837,857

	R$ thousands
	On December 31, 2022					On December 31, 2021
	Notional value	Net notional value (3)	Amortized cost	Fair value adjustment	Fair value	Notional value	Net notional value (3)	Amortized cost	Fair value adjustment	Fair value
- Foreign currency (2)	24,682,261	-	340,407	-	340,407	26,906,301	-	(92,393)	-	(92,393)
- Other	3,423,156	3,228,387	601,955	(21,228)	580,727	3,279,679	2,471,505	1,969,067	(38,817)	1,930,250

Swap contracts
Assets (long position):	568,304,026		8,554,392	2,122,139	10,676,531	85,399,663		13,299,664	3,501,416	16,801,080
- Interbank market	39,592,088	434,157	989,603	2,501,866	3,491,469	26,515,089	-	(33,786)	1,594,172	1,560,386
- Fixed rate	157,051,442	71,837,047	751,565	(198,742)	552,823	16,113,972	9,253,753	4,135,240	(765,075)	3,370,165
- Foreign currency	82,003,795	-	4,659,421	(122,999)	4,536,422	32,743,824	14,819,075	8,095,899	2,530,658	10,626,557
- IGPM (General Index of market pricing)	223,031	-	240,773	(6,196)	234,577	504,587	-	563,281	11,054	574,335
- Other	289,433,670	124,511,759	1,913,030	(51,790)	1,861,240	9,522,191	4,995,108	539,030	130,607	669,637
Liabilities (short position):	446,365,683		(8,010,692)	(1,020,588)	(9,031,280)	67,738,764		(10,367,236)	(1,337,364)	(11,704,600)
- Interbank market	39,157,931	-	(1,244,424)	(1,045,548)	(2,289,972)	37,713,535	11,198,446	(29,833)	(1,336,711)	(1,366,544)
- Fixed rate	85,214,395	-	(688,110)	(105,390)	(793,500)	6,860,219	-	(2,983,362)	21,352	(2,962,010)
- Foreign currency	156,724,798	74,721,003	(4,335,358)	18,852	(4,316,506)	17,924,749	-	(5,924,580)	(53,459)	(5,978,039)
- IGPM	346,648	123,617	(444,055)	8,095	(435,960)	713,178	208,591	(759,159)	(17,985)	(777,144)
- Other	164,921,911	-	(1,298,745)	103,403	(1,195,342)	4,527,083	-	(670,302)	49,439	(620,863)
Total	1,945,328,506		1,403,632	1,513,540	2,917,172	1,048,988,968		5,473,866	2,445,576	7,919,442

Derivatives include operations maturing in D+1 (day after reporting date).
(1) Includes: (i) accounting cash flow hedges to protect DI-indexed funding totaling R$107,396,399 thousand (on December 2021 – R$97,361,681 thousand); and (ii) accounting cash flow hedges to protect DI-indexed (Interbank Deposit Rate) investments totaling R$50,673,213 thousand (on December 2021 – R$ 46,895,240 thousand);
(2) Includes specific hedges to protect assets and liabilities, arising from foreign investments. Investments abroad total R$31,912,812 thousand (on December 2021 – R$32,578,474 thousand); and
(3) Reflects the net notional value of derivatives of the same type with the same underlying risk.

Swaps are contracts of interest rates, foreign currency and cross currency and interest rates in which payments of interest or the principal or in one or two different currencies are exchanged for a contractual period. The risks of swap contracts refer to the potential inability or unwillingness of the counterparties to comply with the contractual terms and the risk associated with changes in market conditions due to changes in the interest rates and the currency exchange rates.

The interest rate and currency futures and the forward contracts of interest rates call for subsequent delivery of an instrument at a specific price or specific profitability. The reference values constitute a nominal value of the respective instrument whose variations in price are settled daily. The credit risk associated with futures contracts is minimized due to these daily settlements. Futures contracts are also subject to risk of changes in interest rates or in the value of the respective instruments.

Credit Default Swap – CDS

In general, these represent a bilateral contract in which one of the counterparties buys protection against a credit risk of a particular financial instrument (its risk is transferred). The counterparty that sells the protection receives a remuneration that is usually paid linearly over the life of the operation.

In the event of a default, the counterparty who purchased the protection will receive a payment, the purpose of which is to compensate for the loss of value in the financial instrument. In this case, the counterparty that sells the protection normally will receive the underlying asset in exchange for said payment.

	R$ thousands
	On December 31, 2022	On December 31, 2021
Risk received in credit swaps - Notional	2,585,136	3,490,765
- Debt securities issued by companies	755,184	826,946
- Brazilian government bonds	1,184,523	2,085,120
- Foreign government bonds	645,429	578,699
Risk transferred in credit swaps - Notional	(1,476,609)	(1,512,316)
- Brazilian government bonds	(840,050)	(831,495)
- Foreign government bonds	(636,559)	(680,821)
Total net credit risk value	1,108,527	1,978,449

The contracts related to credit derivative transactions described above are due in 2027. There were no credit events, as defined in the agreements, during the period.

The Company has the following hedge accounting transactions:

Cash Flow Hedge

The financial instruments classified in this category, aims to reduce exposure to future changes in interest and foreign exchange rates, which impact the operating results of the Company. The effective portion of the valuations or devaluations of these instruments is recognized in a separate account of shareholders’ equity, net of tax effects and is only transferred to income in two situations: (i) in case of ineffectiveness of the hedge; or (ii) when the hedged item is settled. The ineffective portion of the respective hedge is recognized directly in the statement of income.

Strategy	R$ thousands
	Hedge instrument nominal value	Hedge object book value	Accumulated fair value adjustments in OCI (gross of tax effects)	Accumulated fair value adjustments in OCI (net of tax effects)
Hedge of interest receipts from investments in securities (1)	50,673,213	51,166,688	(1,369,973)	(753,485)
Hedge of interest payments on funding (1)	107,396,399	106,600,111	551,838	303,511
Total on December 31, 2022	158,069,612	157,766,799	(818,135)	(449,974)

Hedge of interest receipts from investments in securities (1)	46,895,240	47,164,744	(933,758)	(513,567)
Hedge of interest payments on funding (1)	97,361,681	96,910,430	215,196	118,358
Total on December 31, 2021	144,256,921	144,075,174	(718,562)	(395,209)

(1) Refers to the DI interest rate risk, using DI Futures contracts in B3 and Swaps, with the maturity dates until 2027, making the cash flow fixed.

In December 2021, Bradesco terminated some hedge accounting instruments to protect cash flows. The fair value changes of these hedging instruments, previously recorded in accumulated OCI, will be appropriated to profit or loss, according to the result of the hedged item. In the year ended December 31, 2022, the amount of R$354,322 thousand was reclassified to the statement of income, net of tax effects. The accumulated balance in OCI on December 31, 2022 is R$422,483 thousand, this amount will be appropriated to profit or loss until the year 2027.

The gains/(losses) related to the cash flow accounting hedge, recorded in profit or loss, for the year ended December 31, 2022 was R$181 thousand (there were no gains/(losses) related to the cash flow accounting hedge in the year ended December 31, 2021).

Fair value hedge

The financial instruments classified in this category, aim to offset the risks arising from the exposure to the fair value changes in the hedged item, with gain or loss being recognized in profit or loss. The hedged object is adjusted at market value and the effective portion of the valuations or devaluations recognized in profit or loss. When the hedging instrument expires or is sold or in case of discontinuation of the hedge, any adjustment to the hedged item is recognized directly in profit or loss.

	R$ thousands
	Fair value of hedge instruments	Fair value of hedged items	Fair value adjustment recorded in income (gross of tax effects)	Fair value adjustment recorded in income (net of tax effects)
Debenture hedge (1)	209,242	209,242	9,242	5,083
Total on December 31, 2022	209,242	209,242	9,242	5,083

Debenture hedge	205,592	205,592	5,592	3,076
Total on December 31, 2021	205,592	205,592	5,592	3,076
(1)	Regarding the risk of shares, using Swap contracts, with maturities up to 2028.

The gains/(losses) related to the fair value hedge, recorded in financial position, in equity, as at December 31, 2022 was R$7 thousand (there were no gains/(losses) related to the fair value hedge in 2021).

Hedge of investments abroad

The financial instruments classified in this category, have the objective of reducing the exposure to foreign exchange variation of investments abroad, whose functional currency is different from the national currency, which impacts the result of the Company. The effective portion of the valuations or devaluations of these instruments is recognized in a separate account of accumulated OCI, net of tax effects and is only transferred to income in two situations: (i) hedge ineffectiveness; or (ii) in the disposal or partial sale of the foreign operation. The ineffective portion of the respective hedge is recognized directly in the statement of income.

Strategy	R$ thousands
	Hedge instrument nominal value	Hedge object book value	Accumulated fair value adjustments in shareholders' equity (gross of tax effects)	Accumulated fair value adjustments in shareholders' equity (net of tax effects)
Hedge of exchange variation on future cash flows (1)	2,973,652	2,970,793	(696,930)	(365,488)
Total on December 31, 2022	2,973,652	2,970,793	(696,930)	(365,488)

Hedge of exchange variation on future cash flows (1)	4,658,609	2,800,937	(839,389)	(440,197)
Total on December 31, 2021	4,658,609	2,800,937	(839,389)	(440,197)
(1)	For subsidiaries with functional currency is different from the Real, using Forward and Futures contracts of US dollar, with the objective of hedging the foreign investment referenced to MXN (Mexican Peso) and US$ (American Dollar).

The gains/(losses) related to the ineffectiveness of the hedge of foreign operations, recorded in profit or loss, for year ended December 31, 2022 was R$(35,697) thousand (R$(38,333) thousand in 2021).

Unobservable gains on initial recognition

When the valuation depends on unobservable data any initial gain or loss on financial instruments is deferred over the life of the contract or until the instrument is redeemed, transferred, sold or the fair value becomes observable. All derivatives which are part of the hedge relationships are valued on the basis of observable market data.

The nominal values do not reflect the actual risk assumed by the Company, since the net position of these financial instruments arises from compensation and/or combination thereof. The net position is used by the Company particularly to protect interest rates, the price of the underlying assets or exchange risk. The result of these financial instruments are recognized in “Net gains/(losses) on financial assets and liabilities at fair value through profit or loss”, in the consolidated statement of income.

Offsetting of financial assets and liabilities

A financial asset and a financial liability are offset and their net value presented in the Statement of Financial Position when, and only when, there is a legally enforceable right to offset the amounts recognized and the Bank intends to settle them in a liquid basis, or to realize the asset and settle the liability simultaneously. The right of set-off is exercised upon the occurrence of certain events, such as the default of bank loans or other credit events.

The table below presents financial assets and liabilities subject to net settlement:

	R$ thousands
	On December 31, 2022			On December 31, 2021
	Gross amount	Related amount offset in the statement of financial position	Net amount	Gross amount	Related amount offset in the statement of financial position	Net amount
Financial assets
Interbank investments	109,054,313	-	109,054,313	67,500,239	-	67,500,239
Derivative financial instruments	16,258,496	-	16,258,496	22,184,725	-	22,184,725

Financial liabilities
Securities sold under agreements to repurchase	222,694,031	-	222,694,031	222,574,700	-	222,574,700
Derivative financial instruments	13,341,324	-	13,341,324	14,265,283	-	14,265,283

In the year ended in 2022 and 2021, Bradesco did not offset any financial assets and financial liabilities in its Statement of Financial Position.